Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 34.9%
		Brazil: 2.0%
1,200,000	(1)	Centrais Eletricas Brasileiras SA, 4.625%, 02/04/2030	$1,189,830	0.6
1,200,000		Petrobras Global Finance BV, 5.600%, 01/03/2031	1,272,912	0.7
1,250,000		Petrobras Global Finance BV, 5.750%, 02/01/2029	1,347,138	0.7
			3,809,880	2.0

		Chile: 3.9%
665,000	(1)	Alfa Desarrollo SpA, 4.550%, 09/27/2051	657,432	0.3
900,000	(1)	Corp Nacional del Cobre de Chile, 3.750%, 01/15/2031	960,119	0.5
1,150,000	(1)	Corp Nacional del Cobre de Chile, 4.250%, 07/17/2042	1,273,529	0.7
750,000	(1)	Corp Nacional del Cobre de Chile, 4.500%, 08/01/2047	866,283	0.5
400,000	(1)	Empresa de Transporte de Pasajeros Metro SA, 3.693%, 09/13/2061	388,500	0.2
1,400,000	(1)	Empresa Nacional del Petroleo, 3.450%, 09/16/2031	1,336,139	0.7
1,500,000	(1)	Empresa Nacional del Petroleo, 3.750%, 08/05/2026	1,540,957	0.8
300,000	(1)	Empresa Nacional del Petroleo, 4.500%, 09/14/2047	295,128	0.2
			7,318,087	3.9

		China: 1.5%
1,700,000		CNAC HK Finbridge Co. Ltd., 5.125%, 03/14/2028	1,942,986	1.0
900,000	(1)	ENN Clean Energy International Investment Ltd., 3.375%, 05/12/2026	895,588	0.5
			2,838,574	1.5

		Colombia: 1.8%
1,250,000		Ecopetrol SA, 6.875%, 04/29/2030	1,397,456	0.8
600,000	(1)	Millicom International Cellular SA, 4.500%, 04/27/2031	605,415	0.3
350,000	(1)	Oleoducto Central SA, 4.000%, 07/14/2027	348,425	0.2
1,000,000	(1)	SierraCol Energy Andina LLC, 6.000%, 06/15/2028	941,405	0.5
			3,292,701	1.8

		Indonesia: 3.8%
750,000	(1)	Hutama Karya Persero PT, 3.750%, 05/11/2030	803,139	0.4
250,000	(1)	Medco Bell Pte Ltd., 6.375%, 01/30/2027	249,625	0.1
750,000	(1)	Pertamina Persero PT, 3.100%, 01/21/2030	767,170	0.4
1,000,000	(1)	Pertamina Persero PT, 3.650%, 07/30/2029	1,063,789	0.6
1,000,000		Pertamina Persero PT, 5.625%, 05/20/2043	1,184,557	0.6
750,000		Perusahaan Listrik Negara PT, 4.125%, 05/15/2027	801,218	0.4
1,500,000	(1)	Perusahaan Listrik Negara PT, 4.125%, 05/15/2027	1,602,435	0.9
500,000	(1)	Perusahaan Listrik Negara PT, 6.250%, 01/25/2049	629,637	0.4
			7,101,570	3.8

		Israel: 0.7%
425,000	(1)	Israel Electric Corp. Ltd., 5.000%, 11/12/2024	461,710	0.3
825,000	(2)	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 05/09/2029	810,191	0.4
			1,271,901	0.7

		Kazakhstan: 2.3%
700,000	(1)	Development Bank of Kazakhstan JSC, 2.950%, 05/06/2031	697,385	0.4
2,000,000	(1)	KazMunayGas National Co. JSC, 3.500%, 04/14/2033	2,078,936	1.1
500,000		KazMunayGas National Co. JSC, 5.750%, 04/19/2047	612,980	0.3
750,000	(1)	KazMunayGas National Co. JSC, 6.375%, 10/24/2048	987,706	0.5
			4,377,007	2.3

		Malaysia: 1.9%
300,000		Petronas Capital Ltd., 2.480%, 01/28/2032	301,359	0.2
750,000	(1)	Petronas Capital Ltd., 4.550%, 04/21/2050	931,325	0.5
1,750,000	(1)	Petronas Capital Ltd., 4.800%, 04/21/2060	2,321,061	1.2
			3,553,745	1.9

		Mexico: 4.9%
500,000	(1),(3)	Banco Mercantil del Norte SA/Grand Cayman, 7.500%, 12/31/2199	532,707	0.3
750,000	(1)	Banco Nacional de Comercio Exterior SNC/Cayman Islands, 4.375%, 10/14/2025	820,815	0.4

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Mexico: (continued)
400,000	(1),(3)	Cemex SAB de CV, 5.125%, 12/31/2199	$414,698	0.2
750,000	(1),(2)	Cemex SAB de CV, 7.375%, 06/05/2027	826,650	0.4
500,000	(1)	Comision Federal de Electricidad, 4.677%, 02/09/2051	471,370	0.3
500,000	(1)	Industrias Penoles SAB de CV, 4.750%, 08/06/2050	547,717	0.3
800,000	(1)	Orbia Advance Corp. SAB de CV, 2.875%, 05/11/2031	788,652	0.4
350,000		Petroleos Mexicanos, 5.500%, 06/27/2044	294,434	0.2
1,000,000		Petroleos Mexicanos, 6.500%, 03/13/2027	1,068,110	0.6
500,000		Petroleos Mexicanos, 6.500%, 01/23/2029	519,603	0.3
235,125	(1)	Petroleos Mexicanos, 6.700%, 02/16/2032	237,941	0.1
500,000		Petroleos Mexicanos, 6.750%, 09/21/2047	444,738	0.2
1,275,000		Petroleos Mexicanos, 6.875%, 08/04/2026	1,403,577	0.7
1,000,000		Petroleos Mexicanos, 6.950%, 01/28/2060	894,475	0.5
			9,265,487	4.9

		Oman: 1.4%
1,750,000	(1)	OQ SAOC, 5.125%, 05/06/2028	1,783,490	1.0
700,000	(1)	Oryx Funding Ltd., 5.800%, 02/03/2031	742,360	0.4
			2,525,850	1.4

		Panama: 1.8%
1,000,000	(1)	AES Panama Generation Holdings SRL, 4.375%, 05/31/2030	1,042,800	0.6
1,200,000	(1)	Empresa de Transmision Electrica SA, 5.125%, 05/02/2049	1,326,540	0.7
1,000,000	(1)	ENA Master Trust, 4.000%, 05/19/2048	1,006,175	0.5
			3,375,515	1.8

		Peru: 1.4%
400,000	(1)	Corp Financiera de Desarrollo SA, 2.400%, 09/28/2027	390,058	0.2
250,000		Petroleos del Peru SA, 4.750%, 06/19/2032	261,295	0.1
1,400,000	(1)	Petroleos del Peru SA, 5.625%, 06/19/2047	1,388,492	0.8
525,000	(1)	Volcan Cia Minera SAA, 4.375%, 02/11/2026	506,538	0.3
			2,546,383	1.4

		Qatar: 0.7%
1,350,000	(1)	Qatar Energy, 3.300%, 07/12/2051	1,394,586	0.7

		Russia: 1.8%
750,000		Gazprom PJSC Via Gaz Capital SA, 4.950%, 03/23/2027	812,794	0.4
1,350,000	(1),(3)	Gazprom PJSC via Gaz Finance PLC, 4.599%, 12/31/2199	1,380,588	0.7
500,000	(1)	Lukoil Capital DAC, 3.600%, 10/26/2031	487,967	0.3
750,000	(1)	Lukoil Securities BV, 3.875%, 05/06/2030	765,023	0.4
			3,446,372	1.8

		Saudi Arabia: 3.0%
1,050,000	(1)	SA Global Sukuk Ltd., 2.694%, 06/17/2031	1,058,114	0.6
750,000	(1)	Saudi Arabian Oil Co., 2.250%, 11/24/2030	731,194	0.4
1,000,000	(1)	Saudi Arabian Oil Co., 3.250%, 11/24/2050	977,021	0.5
3,000,000	(1)	Saudi Arabian Oil Co., 3.500%, 11/24/2070	2,930,400	1.5
			5,696,729	3.0

		South Africa: 0.9%
650,000		AngloGold Ashanti Holdings PLC, 3.375%, 11/01/2028	644,008	0.3
1,000,000	(1)	Eskom Holdings SOC Ltd., 6.350%, 08/10/2028	1,081,250	0.6
			1,725,258	0.9

		United Arab Emirates: 1.0%
750,000		DP World Crescent Ltd., 3.875%, 07/18/2029	801,188	0.4
500,000	(1)	Galaxy Pipeline Assets Bidco Ltd., 2.160%, 03/31/2034	491,243	0.3
625,000	(1)	Galaxy Pipeline Assets Bidco Ltd., 2.940%, 09/30/2040	623,526	0.3
			1,915,957	1.0

		Venezuela: 0.1%
1,000,000	(4),(5)	Petroleos de Venezuela SA, 9.000%, 11/17/2021	37,500	0.0
1,750,000	(4),(5)	Petroleos de Venezuela SA, 9.750%, 05/17/2035	65,625	0.1
			103,125	0.1

	Total Corporate Bonds/Notes
	(Cost $64,583,119)		65,558,727	34.9

MUNICIPAL BONDS: 0.5%
		Turkey: 0.5%
1,000,000	(1)	Istanbul Metropolitan Municipality, 6.375%, 12/09/2025	911,750	0.5

	Total Municipal Bonds
	(Cost $990,550)		911,750	0.5

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SOVEREIGN BONDS: 58.6%
		Angola: 0.7%
750,000	(1)	Angolan Government International Bond, 8.000%, 11/26/2029	$742,155	0.4
500,000	(1)	Angolan Government International Bond, 9.500%, 11/12/2025	536,725	0.3
			1,278,880	0.7

		Argentina: 1.4%
1,883,777	(6)	Argentine Republic Government International Bond, 0.500% (Step Rate @ 0.750% on 07/09/2023), 07/09/2030	664,050	0.4
4,906,220	(6)	Argentine Republic Government International Bond, 1.125% (Step Rate @ 1.500% on 07/09/2022), 07/09/2035	1,576,172	0.8
374,361		Argentine Republic Government International Bond, 1.000%, 07/09/2029	136,646	0.1
701,019	(6)	Argentine Republic Government International Bond, 2.000% (Step Rate @ 3.875% on 07/09/2022), 01/09/2038	266,387	0.1
			2,643,255	1.4

		Azerbaijan: 0.3%
500,000		Republic of Azerbaijan International Bond, 4.750%, 03/18/2024	530,115	0.3

		Bahrain: 1.2%
2,000,000		Bahrain Government International Bond, 7.375%, 05/14/2030	2,224,590	1.2

		Belarus: 0.3%
700,000		Republic of Belarus International Bond, 6.200%, 02/28/2030	557,830	0.3

		Colombia: 3.3%
500,000		Colombia Government International Bond, 3.000%, 01/30/2030	457,938	0.2
2,000,000		Colombia Government International Bond, 4.125%, 05/15/2051	1,630,000	0.9
750,000		Colombia Government International Bond, 4.000%, 02/26/2024	775,181	0.4
1,750,000		Colombia Government International Bond, 5.000%, 06/15/2045	1,585,938	0.9
400,000		Colombia Government International Bond, 5.200%, 05/15/2049	368,060	0.2
500,000		Colombia Government International Bond, 6.125%, 01/18/2041	516,192	0.3
700,000		Colombia Government International Bond, 8.125%, 05/21/2024	795,308	0.4
			6,128,617	3.3

		Costa Rica: 1.3%
900,000	(1)	Costa Rica Government International Bond, 4.250%, 01/26/2023	915,750	0.5
1,500,000		Costa Rica Government International Bond, 6.125%, 02/19/2031	1,518,750	0.8
			2,434,500	1.3

		Dominican Republic: 3.7%
1,000,000	(1)	Dominican Republic International Bond, 4.500%, 01/30/2030	1,018,750	0.5
1,150,000	(1)	Dominican Republic International Bond, 4.875%, 09/23/2032	1,171,562	0.6
500,000	(1)	Dominican Republic International Bond, 5.300%, 01/21/2041	495,000	0.3
700,000	(1)	Dominican Republic International Bond, 5.500%, 01/27/2025	758,457	0.4
1,700,000		Dominican Republic International Bond, 5.875%, 01/30/2060	1,638,375	0.9
1,200,000		Dominican Republic International Bond, 6.000%, 07/19/2028	1,342,500	0.7
500,000	(1)	Dominican Republic International Bond, 6.875%, 01/29/2026	570,755	0.3
			6,995,399	3.7

		Ecuador: 1.2%
717,550	(1),(6)	Ecuador Government International Bond, 0.500% (Step Rate @ 1.500% on 07/31/2022), 07/31/2040	422,009	0.2
1,807,845	(1),(6)	Ecuador Government International Bond, 1.000% (Step Rate @ 2.500% on 07/31/2022), 07/31/2035	1,195,437	0.6
800,850	(1),(6)	Ecuador Government International Bond, 5.000% (Step Rate @ 5.500% on 07/31/2022), 07/31/2030	665,707	0.4
			2,283,153	1.2

		Egypt: 3.1%
600,000		Egypt Government International Bond, 7.500%, 01/31/2027	626,240	0.4

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
		Egypt: (continued)
500,000	(1)	Egypt Government International Bond, 7.500%, 02/16/2061	$409,543	0.2
1,100,000	(1)	Egypt Government International Bond, 7.600%, 03/01/2029	1,093,749	0.6
700,000		Egypt Government International Bond, 8.500%, 01/31/2047	622,615	0.3
1,750,000	(1)	Egypt Government International Bond, 8.700%, 03/01/2049	1,559,985	0.8
500,000	(1)	Egypt Government International Bond, 8.750%, 09/30/2051	448,540	0.3
1,100,000	(1)	Egypt Government International Bond, 8.875%, 05/29/2050	1,001,880	0.5
			5,762,552	3.1

		El Salvador: 0.3%
1,000,000	(1)	El Salvador Government International Bond, 6.375%, 01/18/2027	612,510	0.3

		Gabon: 0.3%
500,000	(1)	Gabon Government International Bond, 6.625%, 02/06/2031	486,912	0.3

		Ghana: 2.1%
1,750,000	(2)	Ghana Government International Bond, 7.875%, 03/26/2027	1,543,621	0.8
2,000,000	(2)	Ghana Government International Bond, 7.875%, 02/11/2035	1,575,000	0.9
1,000,000		Ghana Government International Bond, 8.750%, 03/11/2061	795,925	0.4
			3,914,546	2.1

		Honduras: 0.3%
250,000		Honduras Government International Bond, 5.625%, 06/24/2030	260,628	0.2
200,000		Honduras Government International Bond, 6.250%, 01/19/2027	217,002	0.1
			477,630	0.3

		Hungary: 1.4%
1,750,000	(1)	Hungary Government International Bond, 3.125%, 09/21/2051	1,726,014	0.9
500,000		Hungary Government International Bond, 7.625%, 03/29/2041	818,906	0.5
			2,544,920	1.4

		India: 0.3%
500,000		Export-Import Bank of India, 2.250%, 01/13/2031	471,384	0.3

		Indonesia: 3.5%
300,000		Indonesia Government International Bond, 4.750%, 02/11/2029	349,680	0.2
1,250,000		Indonesia Government International Bond, 5.250%, 01/17/2042	1,571,184	0.8
1,250,000		Indonesia Government International Bond, 8.500%, 10/12/2035	1,998,593	1.1
1,000,000		Perusahaan Penerbit SBSN Indonesia III, 3.800%, 06/23/2050	1,050,790	0.5
1,500,000	(1)	Perusahaan Penerbit SBSN Indonesia III, 4.150%, 03/29/2027	1,663,950	0.9
			6,634,197	3.5

		Ivory Coast: 0.6%
1,149,654	(3)	Ivory Coast Government International Bond, 5.750%, 12/31/2032	1,157,885	0.6

		Jamaica: 1.3%
1,200,000		Jamaica Government International Bond, 7.875%, 07/28/2045	1,666,500	0.9
500,000		Jamaica Government International Bond, 8.000%, 03/15/2039	694,375	0.4
			2,360,875	1.3

		Jordan: 0.5%
1,000,000	(1)	Jordan Government International Bond, 5.850%, 07/07/2030	1,013,815	0.5

		Kazakhstan: 1.3%
1,750,000	(1)	Kazakhstan Government International Bond, 6.500%, 07/21/2045	2,513,721	1.3

		Kenya: 0.9%
500,000	(1)	Kenya Government International Bond, 6.875%, 06/24/2024	529,492	0.3
500,000		Kenya Government International Bond, 7.250%, 02/28/2028	539,420	0.3
600,000		Kenya Government International Bond, 8.000%, 05/22/2032	656,946	0.3
			1,725,858	0.9

		Lebanon: 0.2%
2,000,000	(4)	Lebanon Government International Bond, 6.100%, 10/04/2022	212,548	0.1

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
		Lebanon: (continued)
2,000,000	(4)	Lebanon Government International Bond, 6.850%, 03/23/2027	$216,000	0.1
			428,548	0.2

		Malaysia: 0.7%
1,250,000	(1)	Malaysia Wakala Sukuk Bhd, 3.075%, 04/28/2051	1,281,603	0.7

		Mexico: 1.5%
940,000	(2)	Mexico Government International Bond, 3.250%, 04/16/2030	964,797	0.5
750,000	(2)	Mexico Government International Bond, 4.350%, 01/15/2047	781,133	0.4
1,000,000		Mexico Government International Bond, 4.500%, 04/22/2029	1,114,535	0.6
			2,860,465	1.5

		Morocco: 1.1%
750,000	(1)	Morocco Government International Bond, 3.000%, 12/15/2032	717,878	0.4
1,500,000	(1)	Morocco Government International Bond, 4.000%, 12/15/2050	1,365,000	0.7
			2,082,878	1.1

		Nigeria: 1.7%
1,000,000		Nigeria Government International Bond, 6.500%, 11/28/2027	1,000,745	0.5
1,500,000	(1)	Nigeria Government International Bond, 7.375%, 09/28/2033	1,433,700	0.8
500,000		Nigeria Government International Bond, 7.696%, 02/23/2038	463,869	0.2
300,000		Nigeria Government International Bond, 7.875%, 02/16/2032	296,475	0.2
			3,194,789	1.7

		Oman: 1.1%
500,000	(1)	Oman Government International Bond, 5.375%, 03/08/2027	524,968	0.3
800,000		Oman Government International Bond, 6.000%, 08/01/2029	862,980	0.4
750,000	(1)	Oman Government International Bond, 6.500%, 03/08/2047	746,169	0.4
			2,134,117	1.1

		Panama: 2.1%
500,000		Panama Government International Bond, 3.875%, 03/17/2028	540,505	0.3
500,000		Panama Government International Bond, 4.500%, 04/16/2050	552,005	0.3
1,250,000		Panama Government International Bond, 6.700%, 01/26/2036	1,677,244	0.9
800,000		Panama Government International Bond, 9.375%, 04/01/2029	1,148,856	0.6
			3,918,610	2.1

		Paraguay: 0.8%
750,000		Paraguay Government International Bond, 5.000%, 04/15/2026	833,813	0.4
650,000		Paraguay Government International Bond, 5.600%, 03/13/2048	754,000	0.4
			1,587,813	0.8

		Peru: 0.9%
500,000		Peruvian Government International Bond, 2.780%, 12/01/2060	440,005	0.2
500,000		Peruvian Government International Bond, 2.783%, 01/23/2031	498,755	0.3
500,000		Peruvian Government International Bond, 5.625%, 11/18/2050	704,755	0.4
			1,643,515	0.9

		Philippines: 1.3%
750,000	(2)	Philippine Government International Bond, 6.375%, 01/15/2032	1,006,205	0.5
1,000,000		Philippine Government International Bond, 7.750%, 01/14/2031	1,457,490	0.8
			2,463,695	1.3

		Qatar: 2.0%
1,350,000	(1)	Qatar Government International Bond, 3.750%, 04/16/2030	1,516,695	0.8
500,000	(1)	Qatar Government International Bond, 4.000%, 03/14/2029	564,458	0.3
750,000	(1)	Qatar Government International Bond, 4.400%, 04/16/2050	933,327	0.5
500,000	(1)	Qatar Government International Bond, 4.817%, 03/14/2049	656,985	0.4
			3,671,465	2.0

		Republic Of Serbia: 0.7%
1,500,000		Serbia International Bond, 2.125%, 12/01/2030	1,409,774	0.7

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
		Romania: 1.5%
1,500,000	(1),(2)	Romanian Government International Bond, 3.000%, 02/14/2031	$1,527,003	0.8
750,000	(1)	Romanian Government International Bond, 4.000%, 02/14/2051	752,331	0.4
400,000		Romanian Government International Bond, 5.125%, 06/15/2048	471,400	0.3
			2,750,734	1.5

		Russia: 2.4%
1,000,000		Russia Government Bond, 5.625%, 04/04/2042	1,306,200	0.7
1,800,000		Russian Foreign Bond - Eurobond, 4.750%, 05/27/2026	1,971,259	1.0
1,000,000		Russian Foreign Bond - Eurobond, 5.250%, 06/23/2047	1,268,520	0.7
			4,545,979	2.4

		Saudi Arabia: 1.4%
500,000	(1)	Saudi Government International Bond, 2.250%, 02/02/2033	488,655	0.2
1,600,000		Saudi Government International Bond, 2.900%, 10/22/2025	1,679,000	0.9
500,000	(1)	Saudi Government International Bond, 3.450%, 02/02/2061	505,910	0.3
			2,673,565	1.4

		Senegal: 0.3%
500,000		Senegal Government International Bond, 6.250%, 05/23/2033	515,877	0.3

		South Africa: 1.8%
2,000,000		Republic of South Africa Government International Bond, 4.300%, 10/12/2028	2,034,200	1.1
500,000		Republic of South Africa Government International Bond, 5.750%, 09/30/2049	482,125	0.3
800,000		Republic of South Africa Government International Bond, 6.300%, 06/22/2048	833,000	0.4
			3,349,325	1.8

		Sri Lanka: 0.9%
500,000	(1)	Sri Lanka Government International Bond, 5.875%, 07/25/2022	341,125	0.2
2,000,000	(1)	Sri Lanka Government International Bond, 6.825%, 07/18/2026	1,025,800	0.5
750,000		Sri Lanka Government International Bond, 7.550%, 03/28/2030	376,875	0.2
			1,743,800	0.9

		Turkey: 3.3%
950,000		Turkey Government International Bond, 4.875%, 10/09/2026	863,394	0.5
500,000		Turkey Government International Bond, 5.125%, 02/17/2028	449,165	0.2
900,000		Turkey Government International Bond, 5.600%, 11/14/2024	869,989	0.5
1,000,000		Turkey Government International Bond, 6.375%, 10/14/2025	978,814	0.5
1,750,000		Turkey Government International Bond, 7.375%, 02/05/2025	1,767,969	1.0
1,000,000		Turkey Government International Bond, 7.625%, 04/26/2029	1,002,045	0.5
250,000	(1)	Turkiye Ihracat Kredi Bankasi AS, 5.750%, 07/06/2026	229,893	0.1
			6,161,269	3.3

		Ukraine: 2.1%
1,111,000		Ukraine Government International Bond, 7.253%, 03/15/2033	984,357	0.5
650,000		Ukraine Government International Bond, 7.375%, 09/25/2032	581,835	0.3
346,000	(1)	Ukraine Government International Bond, 7.750%, 09/01/2022	343,754	0.2
346,000	(1)	Ukraine Government International Bond, 7.750%, 09/01/2023	339,296	0.2
346,000	(1)	Ukraine Government International Bond, 7.750%, 09/01/2024	336,610	0.2
346,000	(1)	Ukraine Government International Bond, 7.750%, 09/01/2025	333,319	0.2
346,000	(1)	Ukraine Government International Bond, 7.750%, 09/01/2026	330,779	0.2
225,000	(1)	Ukraine Government International Bond, 7.750%, 09/01/2027	214,143	0.1
500,000		Ukraine Government International Bond, 9.750%, 11/01/2028	507,295	0.2
			3,971,388	2.1

		Uruguay: 1.0%
750,000		Uruguay Government International Bond, 4.375%, 10/27/2027	844,695	0.4

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
		Uruguay: (continued)
250,000		Uruguay Government International Bond, 4.375%, 01/23/2031	$288,440	0.2
500,000		Uruguay Government International Bond, 7.625%, 03/21/2036	757,505	0.4
			1,890,640	1.0

		Venezuela: 0.0%
1,250,000	(4)	Venezuela Government International Bond, 9.250%, 09/15/2027	81,250	0.0

		Zambia: 0.5%
750,000	(1),(4)	Zambia Government International Bond, 8.500%, 04/14/2024	593,419	0.3
500,000	(1),(4)	Zambia Government International Bond, 8.970%, 07/30/2027	388,717	0.2
			982,136	0.5

	Total Sovereign Bonds
	(Cost $115,663,342)		110,096,379	58.6

	Total Long-Term Investments
	(Cost $181,237,011)		176,566,856	94.0

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 7.7%
		Commercial Paper: 0.6%
1,000,000		Duke Energy Corp., 0.170%, 01/11/2022
		(Cost $999,953)	999,950	0.6

		Repurchase Agreements: 3.1%
1,360,483	(7)	Bank of America Inc., Repurchase Agreement dated 12/31/21, 0.05%, due 01/03/22 (Repurchase Amount $1,360,489, collateralized by various U.S. Government Agency Obligations, 1.000%-5.000%, Market Value plus accrued interest $1,387,693, due 09/01/28-01/01/61)	1,360,483	0.7
1,360,483	(7)	Citigroup, Inc., Repurchase Agreement dated 12/31/21, 0.06%, due 01/03/22 (Repurchase Amount $1,360,490, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-3.500%, Market Value plus accrued interest $1,387,693, due 02/15/22-12/20/51)	1,360,483	0.8
1,360,483	(7)	Daiwa Capital Markets, Repurchase Agreement dated 12/31/21, 0.04%, due 01/03/22 (Repurchase Amount $1,360,487, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,387,693, due 02/10/22-01/01/52)	1,360,483	0.7
403,312	(7)	Nomura Securities, Repurchase Agreement dated 12/31/21, 0.05%, due 01/03/22 (Repurchase Amount $403,314, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-5.000%, Market Value plus accrued interest $411,378, due 09/06/24-09/20/69)	403,312	0.2
1,360,483	(7)	RBC Dominion Securities Inc., Repurchase Agreement dated 12/31/21, 0.05%, due 01/03/22 (Repurchase Amount $1,360,489, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,387,693, due 05/15/22-12/01/51)	1,360,483	0.7

	Total Repurchase Agreements
	(Cost $5,845,244)		5,845,244	3.1

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
		Mutual Funds: 4.0%
7,580,000	(8) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%
	(Cost $7,580,000)	$7,580,000	4.0

	Total Short-Term Investments
	(Cost $14,425,197)	14,425,194	7.7

	Total Investments in Securities (Cost $195,662,208)	$190,992,050	101.7
	Liabilities in Excess of Other Assets	(3,153,379)	(1.7)
	Net Assets	$187,838,671	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Variable rate security. Rate shown is the rate in effect as of December 31, 2021.
(4)	Defaulted security.
(5)	Restricted security as to resale, excluding Rule 144A securities. As of December 31, 2021, the Fund held restricted securities with a fair value of $103,125 or 0.1% of net assets. Please refer to the table below for additional details.
(6)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of December 31, 2021.
(7)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(8)	Rate shown is the 7-day yield as of December 31, 2021.

Sector Diversification	Percentage of Net Assets
Sovereign Bonds	58.6%
Energy	20.8
Utilities	5.8
Basic Materials	4.0
Industrial	1.4
Financial	1.3
Consumer, Non-cyclical	1.3
Municipal Bonds	0.5
Communications	0.3
Short-Term Investments	7.7
Liabilities in Excess of Other Assets	(1.7)
Net Assets	100.0%

Portfolio holdings are subject to change daily.

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2021
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$65,558,727	$–	$65,558,727
Municipal Bonds	–	911,750	–	911,750
Sovereign Bonds	–	110,096,379	–	110,096,379
Short-Term Investments	7,580,000	6,845,194	–	14,425,194
Total Investments, at fair value	$7,580,000	$183,412,050	$–	$190,992,050
Other Financial Instruments+
Forward Foreign Currency Contracts	–	217	–	217
Futures	51,583	–	–	51,583
Total Assets	$7,631,583	$183,412,267	$–	$191,043,850
Liabilities Table
Other Financial Instruments+
Futures	$(309,617)	$–	$–	$(309,617)
Total Liabilities	$(309,617)	$–	$–	$(309,617)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2021, Voya Emerging Markets Hard Currency Debt Fund held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Petroleos de Venezuela SA	2/27/2014	$807,052	$37,500
Petroleos de Venezuela SA	7/25/2013	1,396,755	65,625
		$2,203,807	$103,125

At December 31, 2021, the following forward foreign currency contracts were outstanding for Voya Emerging Markets Hard Currency Debt Fund:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR 44,825	USD 50,827	JPMorgan Chase Bank N.A.	01/14/22	$217
				$217

At December 31, 2021, the following futures contracts were outstanding for Voya Emerging Markets Hard Currency Debt Fund:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	47	03/31/22	$10,254,078	$(6,075)
U.S. Treasury 5-Year Note	83	03/31/22	10,041,055	41,989
U.S. Treasury Long Bond	19	03/22/22	3,048,313	9,594
			$23,343,446	$45,508
Short Contracts:
U.S. Treasury 10-Year Note	(70)	03/22/22	(9,132,813)	(105,142)
U.S. Treasury Ultra 10-Year Note	(63)	03/22/22	(9,225,563)	(164,041)
U.S. Treasury Ultra Long Bond	(7)	03/22/22	(1,379,875)	(34,359)
			$(19,738,251)	$(303,542)

Currency Abbreviations
EUR	-	EU Euro
USD	-	United States Dollar

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

At December 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $196,750,046.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$8,934,213
Gross Unrealized Depreciation	(14,950,026)

Net Unrealized Depreciation	$(6,015,813)